Significant and Subsequent Events - Clean Energy Investment Plan (Details) t in Millions, MWh in Millions, $ in Millions	6 Months Ended	12 Months Ended
	Dec. 31, 2020 CAD ($) project t MW	Dec. 31, 2020 CAD ($) project MWh t MW	Dec. 31, 2019 CAD ($) t	Dec. 31, 2018 CAD ($)
Investment [Line Items]
Property, plant and equipment expenditures		$ 486	$ 417	$ 277
Assets	$ 9,747	9,747	$ 9,508
Inventory write-down		$ 37
Coal inventory, number | t	1.0	1.0	2.1
Coal inventory, increase due to mining | MWh		2.3
Coal inventory, decrease due to consumption | t		3.5
Depreciation and amortization		$ 654	$ 590	574
Inventory write-down		$ 37
Gross carrying amount
Investment [Line Items]
Property, plant and equipment expenditures			$ 417
Sundance Unit 5
Investment [Line Items]
Capacity of facility (in megawatts) | MW	730	730
Sundance Unit 5 | Minimum
Investment [Line Items]
Payments for development project expenditure		$ 800
Sundance Unit 5 | Maximum
Investment [Line Items]
Payments for development project expenditure		$ 825
Keephills Unit 1
Investment [Line Items]
Capacity of facility (in megawatts) | MW	70	70
Sundance Unit 4
Investment [Line Items]
Capacity of facility (in megawatts) | MW	113	113
Clean Energy Investment Plan | ALBERTA
Investment [Line Items]
Number of wind projects | project	1	1
Clean Energy Investment Plan | US
Investment [Line Items]
Number of wind projects | project	3	3
Clean Energy Investment Plan | Maximum
Investment [Line Items]
Payments for development project expenditure		$ 35
Alberta Mine | Change in Useful Lives Estimate
Investment [Line Items]
Depreciation and amortization				$ 38
Alberta Mine | Mining assets
Investment [Line Items]
Inventory write-down	$ 37
Inventory write-down	37
Alberta Mine | Mining assets | Change in Useful Lives Estimate
Investment [Line Items]
Depreciation and amortization	15
Alberta Mine | Mining assets | Gross carrying amount
Investment [Line Items]
Assets	$ 373	$ 373